Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Consolidated Balance of Inventories
As of December 31, 2023 and 2022, the consolidated balances of inventories were summarized as
follows:

		2023	2022
Materials and spare parts	$	537	563
Finished goods		461	406
Raw materials		370	329
Work-in-process		330	284
Inventory in transit		91	87

	$	1,789	1,669